Dividends Per Share	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Dividends Per Share
40	DIVIDENDS PER SHARE
The dividends recognized by the Company for the fiscal years ended March 31, 2020, 2019 and 2018 were as follows:

	Dividends per share	Aggregate amount
	(In yen)	(In millions)
For the fiscal year ended March 31, 2020:
Common stock	¥185	¥255,835
For the fiscal year ended March 31, 2019:
Common stock	¥175	¥245,577
For the fiscal year ended March 31, 2018:
Common stock	¥155	¥218,596
The Company proposed to the shareholders the distribution of a dividend of ¥100 per share of common stock totaling ¥136,952 million in respect of the fiscal year ended March 31, 2020. The dividend is subject to the approval at the general meeting of shareholders on June 26 2020. The consolidated financial statements for the fiscal year ended March 31, 2020 do not include this dividend.